Performance Management - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information below shows you how the Fund’s performance has varied year by year over the prior ten‑year period and provides some indication of the risks of investing in the Fund. The Class B Shares do not have a full calendar year of performance information as of the date of this prospectus. As a result, the chart and the table give you a picture only of the long-term performance for the Class A Shares of the Fund. The performance of the Class B Shares would be the same as the Class A Shares because the Class B Shares and the Class A Shares are invested in the same portfolio of securities and have the same expense arrangements, though Class A Shares and Class B Shares each pay all expenses of its own distribution arrangements. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index (the “Benchmark Index”) and the ICE BofA US 3‑Month Treasury Bill Index (the “Secondary Index”). The Secondary Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees, after giving effect to fee waivers and reimbursements. If the Administrator had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at (787) 250‑3600.
The Fund’s financial performance included in this prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a U.S. registered investment company that is subject to the requirements of the 1940 Act and when the Fund invested pursuant to different investment strategies.
The Benchmark Index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
The Secondary Index measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information below shows you how the Fund’s performance has varied year by year over the prior ten‑year period and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	The Class B Shares do not have a full calendar year of performance information as of the date of this prospectus. As a result, the chart and the table give you a picture only of the long-term performance for the Class A Shares of the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index (the “Benchmark Index”) and the ICE BofA US 3‑Month Treasury Bill Index (the “Secondary Index”). The Secondary Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	CLASS A SHARES ANNUAL TOTAL RETURNS As of 12/31 Total return
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017). The year‑to‑date return as of September 30, 2025, was 2.48%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred or tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred or tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.ubs.com/prfunds
Performance Availability Phone [Text]	(787) 250‑3600
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	2.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2017